Capital Leases Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Capital Leases Payable [Abstract]
Summary of capital lease payable

	June 30, 2015	December 31, 2014
	(unaudited)
Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $452.	16,000	17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $592.	9,000	12,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $590.	$10,000	$12,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $405.	7,000	8,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $394.	10,000	—
Total capital leases	52,000	49,000
Less: current portion	(25,000)	(19,000)
Long-term portion of capital leases	$27,000	$30,000

	December 31, 2014	December 31, 2013
Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $452	$17,000	$20,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $592.	12,000	17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $590.	8,000	-
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $405.	12,000	-
Total capital leases	49,000	37,000
Less: current portion	(19,000)	(8,000)
Long-term portion of capital leases	$30,000	$29,000

Summary of capital lease meturies

	Year Ending December 31	Amount
	2015	15,000
	2016	28,000
	2017	10,000
	2018	5,000
Net minimum lease payments		58,000
Less: Amount representing interest		(5,00)
Less: Taxes		(1,000)
Present value of net minimum lease payments		52,000
Less: Current maturities of capital lease obligations		(25,000)
Long-term capital lease obligations		$27,000